Derivative Instruments and Hedging Activities (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Interest rate swap agreements
Principal Amount	$ 1,528,204
Fair Value /Carrying Amount of Assets (Liability)	(313,733)
U.S. Dollar-denominated interest rate swaps [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	900,000
Fair Value /Carrying Amount of Assets (Liability)	(236,553)
Weighted-Average Remaining Term (years)	12.0
Fixed Interest rate	4.70%
U.S. Dollar-denominated interest rate swaps [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	529,704
Fair Value /Carrying Amount of Assets (Liability)	(76,298)
Weighted-Average Remaining Term (years)	7.3
Fixed Interest rate	4.00%
U.S. Dollar-denominated interest rate swaps [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	98,500
Fair Value /Carrying Amount of Assets (Liability)	$ (882)
Weighted-Average Remaining Term (years)	1.4
Fixed Interest rate	1.10%